LOANS, NET, Direct Loans, Net (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021 [2]
Direct loans [Abstract]
Loans	S/ 115,170,158		S/ 119,602,591
Credit cards	7,112,268		6,187,910
Leasing receivables	5,735,973		6,174,850
Factoring receivables	3,431,323		3,976,898
Discounted notes	3,170,887		2,982,291
Advances and overdrafts in current account	321,962		219,932
Refinanced loans	2,407,516		2,100,018
Total direct loans	137,350,087		141,244,490
Internal overdue loans and under legal collection loans	6,133,167		5,945,779
Direct loans including internal overdue loans and under legal collection loans	143,483,254		147,190,269
Add (less) [Abstract]
Accrued interest	1,492,797		1,436,105
Total direct loans	144,976,051		148,626,374
Allowance for loan losses	(8,277,916)	[1]	(7,872,402)	[1],[2]	S/ (8,477,308)
Total loans, net	136,698,135		140,753,972	[2]	S/ 139,120,104
Consumer Loans [Member]
Add (less) [Abstract]
Allowance for loan losses	(2,034,615)		(1,680,765)
Reactiva Peru Program [Member]
Direct Loans, Net [Abstract]
Credits granted	2,877,200		8,877,200
Fae Mype1 [Member]
Direct Loans, Net [Abstract]
Credits granted	3,600		3,900
Fae Mype2 [Member]
Direct Loans, Net [Abstract]
Credits granted	S/ 10,100		S/ 83,600

[1]	As of December 31, 2023, and 2022, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances:
[2]	See note 3(b).